Shareholder Report, Holdings (Details) - C000032332	Dec. 31, 2025
New Jersey Educational Facilities Authority, NJFR_646066F47
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PAFR_709221VE2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
City of Tampa Water & Wastewater System Revenue, FLFR_875291BP0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Massachusetts Bay Transportation Authority Assessment Revenue, MAFR_575577NZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Chicago O'Hare International Airport, ILFR_167593M58
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Hudson Yards Infrastructure Corp., NYFR_44420RBH2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
City of Winter Garden Water & Wastewater Revenue, FLFR_975784AW9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
City of Chicago Wastewater Transmission Revenue, ILFR_167727C61
Holdings [Line Items]
Percent of Net Asset Value	0.60%
City of Griffin Public Utility Revenue, GAFR_398192EU4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
School Board of Miami-Dade County, FLFR_59333RLL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
New York
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Florida
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Texas
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	5.70%
California
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Washington
Holdings [Line Items]
Percent of Net Asset Value	4.60%
New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.50%